11. INCOME TAXES (Details Narrative) - Dec. 31, 2014 - USD ($)	Total
Federal statutory rate	34.00%
Federal [Member]
Net operating loss carryforward	$ 2,753,000
Operating loss expiration date	Dec. 31, 2023
State [Member]
Net operating loss carryforward	$ 2,522,000
Operating loss expiration date	Dec. 31, 2023